INVENTORIES (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Balance at beginning of year	¥ 46,173	¥ 53,587	¥ 52,301
Additions	20,502	10,965	21,984
Write-off	(9,545)	(18,379)	(20,698)
Balance at end of year	¥ 57,130	¥ 46,173	¥ 53,587